November 16, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	SunAmerica Series Trust (the "Registrant") Registration File Nos. 33-52742 and 811-07238 CIK No. 0000892538 Global Equities Portfolio

Dear Sir or Madam:

As counsel to the Registrant, I am transmitting for filing the preliminary information statement ("Information Statement") for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter.

The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Amendment; (b) the Commission's comments and changes to the disclosure in the Amendment made in response to the Commission's comments do not foreclose the Commission from taking any action with respect to the Amendment; and (c) it may not assert the Commission's comments, responses to the Commission's comments, or the Commission's order granting effectiveness to the Amendment as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

We intend to mail a definitive information statement to shareholders on or about December 2, 2005. Please call me at (713) 831-3299 or Nori Gabert at (713) 831-5165 with any comments or questions.

Very truly yours,

/s/ MARK MATTHES

Mark Matthes